FILE NOS. 2-75807
811-3392

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 55
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 58
(Check appropriate box or boxes)
JOHN HANCOCK SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code
(617) 663-4324
ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on March 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
if appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

PROSPECTUS 3–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Mid Cap Equity Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

6	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

9	Choosing a share class

10	How sales charges are calculated

10	Sales charge reductions and waivers

11	Opening an account

13	Buying shares

14	Selling shares

16	Transaction policies

18	Dividends and account policies

18	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Mid Cap Equity Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     A JCEAX     B JCEBX     C JCECX

Goal and strategy

The fund seeks long-term capital appreciation.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor’s MidCap 400 Index, which was $446 million to $12.3 billion as of December 31, 2007). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements. The fund’s management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 11.11 Worst quarter: Q2 ’06, –7.20

2004	2005	2006	2007
12.00	16.85	5.29	15.70

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-4-03

Class A before tax	9.93	13.71

After tax on distributions	9.48	12.45

After tax on distributions, with sale	6.62	11.47

Class B before tax	9.81	14.12

Class C before tax[1]	13.97	14.45

Standard & Poor’s MidCap 400/Citigroup Growth Index	13.55	13.75

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Investor costs

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.80	0.80	0.80

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	1.84	1.81	1.75

Total fund operating expenses	2.94	3.61	3.55

Contractual reimbursement[3]	1.56	1.56	1.57

Net annual operating expenses	1.38	2.05	1.98

Expense example

The hypothetical example below shows A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends, and reflects the expense reimbursement that is guaranteed through at least February 28, 2009. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	633	708	208	301	201

3 Years	1,224	1,262	962	943	943

5 Years	1,840	1,936	1,736	1,707	1,707

10 Years	3,493	3,620	3,620	3,715	3,715

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly. The contractual reimbursement is guaranteed through at least February 28, 2009.

2	Except on investments of $1 million or more.

3	The Adviser has contractually agreed to reimburse for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.90% of the fund’s average net assets. In addition, the Adviser has agreed to a contractual expense limit on class specific expenses (including transfer agent fees and 12b-1 fees). These limits are as follows: 1.38% for Class A, 2.05% for Class B and 1.98% for Class C. Also, the Transfer Agent has agreed to contractually limit transfer agent fees, a class specific expense, to 0.30%, each, for Class A, B and C. The expense reimbursement, expense limitation and transfer agent fee reimbursements shall continue in effect until February 28, 2009 and thereafter until terminated by the Adviser and Transfer Agent on notice to the fund.

Mid Cap Equity Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the types of derivatives involved and the way they are being used. With derivatives that create leverage, the losses could be more than the cost of the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a derivative is used for speculative purposes, it could erode existing gains or add to existing losses. When a derivative is used to cancel out other risks (hedging), that derivative can have the effect of lowering overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities, in which cases the loss would include both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors.

Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless).

Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund.

The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Medium-size company risk

Stocks of medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of either large or small companies over any given period of time. Stock investing risk and liquidity risk may be greater for securities of mid-cap companies as compared to large-cap companies, particularly for those companies at the smaller end of the mid-cap range. Mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of mid-cap companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates.

If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change the fund’s investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.00% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s October 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, currently manages more than $30 billion (as of 12-31-07)

•	Subsidiary of John Hancock Financial Services, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the funds investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Henry E. Mehlman, CFA

•	Joined fund team in 2003

•	Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)

•	Vice president, John Hancock Advisers, LLC (2002–2005)

•	Senior portfolio manager, The Colony Group (2001–2002)

•	Began business career in 1972

Alan E. Norton, CFA

•	Joined fund team in 2003

•	Senior Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)

•	Senior Vice president, John Hancock Advisers, LLC (2002–2005)

•	Senior portfolio manager, The Colony Group (2001–2002)

•	Began business career in 1987

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 10-31-06 and 10-31-07 were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 10-31-03[1,2]		10-31-04[2]	10-31-05[2]	10-31-06	10-31-07

Net asset value, beginning of period	$10.00		$11.35	$11.61	$13.38	$12.94

Net investment loss[3]	(0.01)		(0.06)	(0.08)	(0.08)	(0.13)[10]

Net realized and unrealized gain on investments	1.36		0.50	2.38	1.38	3.51

Total from investment operations	1.35		0.44	2.30	1.30	3.38

Less distributions

From net realized gain	—		(0.18)	(0.53)	(1.74)	(0.50)

Net asset value, end of period	$11.35		$11.61	$13.38	$12.94	$15.82

Total return[4,5] (%)	13.50	[6]	3.92	20.31	10.31	27.01

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2	$2	$3	$15

Ratio of net expenses to average net assets (%)	1.20	[7]	1.20	1.20	1.38	1.39

Ratio of gross expenses to average net assets[8] (%)	6.20	[7]	2.42	2.97	4.25	2.94

Ratio of net investment loss to average net assets (%)	(0.57)[7]		(0.56)	(0.65)	(0.66)	(0.88)[10]

Portfolio turnover (%)	48	[6]	46	63	47	64 [11]

Class B Shares
Per share operating performance	period ended 10-31-03[1,2]		10-31-04[2]	10-31-05[2]	10-31-06	10-31-07

Net asset value, beginning of period	$10.00		$11.33	$11.54	$13.23	$12.70

Net investment loss[3]	(0.03)		(0.12)	(0.14)	(0.17)	(0.22)[10]

Net realized and unrealized gain on investments	1.36		0.51	2.36	1.38	3.44

Total from investment operations	1.33		0.39	2.22	1.21	3.22

Less distributions

From net realized gain	—		(0.18)	(0.53)	(1.74)	(0.50)

Net asset value, end of period	$11.33		$11.54	$13.23	$12.70	$15.42

Total return[4,5] (%)	13.30	[6]	3.49	19.72	9.67	26.23

Ratios and supplemental data

Net assets, end of period (in millions)	—	[9]	—[9]	—[9]	$1	$6

Ratio of net expenses to average net assets (%)	1.90	[7]	1.65	1.65	2.05	2.06

Ratio of gross expenses to average net assets[8] (%)	6.90	[7]	2.87	3.42	4.92	3.61

Ratio of net investment loss to average net assets (%)	(1.27)[7]		(1.01)	(1.10)	(1.35)	(1.57)[10]

Portfolio turnover (%)	48	[6]	46	63	47	64 [11]

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 10-31-03[1,2]		10-31-04[2]	10-31-05[2]	10-31-06	10-31-07

Net asset value, beginning of period	$10.00		$11.33	$11.54	$13.23	$12.71

Net investment loss[3]	(0.03)		(0.12)	(0.14)	(0.16)	(0.21)[10]

Net realized and unrealized gain on investments	1.36		0.51	2.36	1.38	3.42

Total from investment operations	1.33		0.39	2.22	1.22	3.21

Less distributions

From net realized gains	—		(0.18)	(0.53)	(1.74)	(0.50)

Net asset value, end of period	$11.33		$11.54	$13.23	$12.71	$15.42

Total return[4,5] (%)	13.30	[6]	3.49	19.72	9.76	26.13

Ratios and supplemental data

Net assets, end of period (in millions)	—	[9]	— [9]	— [9]	— [9]	$3

Ratio of net expenses to average net assets (%)	1.90	[7]	1.65	1.65	1.98	2.00

Ratio of gross expenses to average net assets[8] (%)	6.90	[7]	2.87	3.42	4.85	3.55

Ratio of net investment loss to average net assets (%)	(1.27)[7]		(1.01)	(1.10)	(1.51)	(1.51)[10]

Portfolio turnover (%)	48	[6]	46	63	47	64 [11]

1	Class A, Class B and Class C shares began operations on 8-4-03.

2	Audited by Previous Independent Registered Public Accounting Firm.

3	Based on the average of the shares outstanding.

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Less than $500,000.

10	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

11	Excludes merger activity.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How Sales Charges are Calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How Sales Charges Are Calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. (Signature Services), the fund’s transfer agent at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund
shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund
shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund
shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The

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calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an Account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group Inc. or PruSolutions(SM) programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

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•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate.
• Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described on the following page if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s boards of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund.

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The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believed that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning

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the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Mid Cap Equity Fund – Your account

18

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Mid Cap Equity Fund – Your account

19

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the funds policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    810PN 3/08    SEC file number: 811-3392

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock
Technology Fund

PROSPECTUS 3–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Sector Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Technology Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

6	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

9	Choosing a share class

10	How sales charges are calculated

10	Sales charge reductions and waivers

11	Opening an account

13	Buying shares

14	Selling shares

16	Transaction policies

18	Dividends and account policies

18	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Technology Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     A NTTFX     B FGTBX     C JHTCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the manager focuses primarily on stock selection rather than industry allocation. The manager invests in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the manager’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

•	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Technology Fund – Fund summary

3

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’99, 60.48 Worst quarter: Q3 ’01, −45.78

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
49.15	132.38	−37.21	−43.06	−49.80	57.09	−5.67	−4.64	−0.86	9.83

[BAR CHART]

Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-07				3-1-99

Class A before tax	4.40	7.89	−0.95	—

After tax on distributions	4.40	7.89	−1.12	—

After tax on distributions, with sale	2.86	6.84	−0.74	—

Class B before tax	4.29	8.00	−0.98	—

Class C before tax[1]	8.29	8.19	—	−6.20

Standard & Poor’s 500 Index	5.49	12.83	5.91	3.63

Russell 3000 Technology Index	15.76	14.72	5.31	−0.09	[2]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

2	Return as of closest month end to inception date.

Investor costs

Shareholder transaction expenses (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00

Annual operating expenses (%)	Class A		Class B	Class C

Management fee	0.80		0.80	0.80

Distribution and service (12b-1) fees	0.30		1.00	1.00

Other expenses	0.88		0.88	0.88

Total fund operating expenses	1.98		2.68	2.68

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	691	771	271	371	271

3 Years	1,090	1,132	832	832	832

5 Years	1,514	1,620	1,420	1,420	1,420

10 Years	2,691	2,844	2,844	3,012	3,012

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

3	Except on investments of $1 million or more.

Technology Fund – Fund summary

4

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the types of derivatives involved and the way they are being used. With derivatives that create leverage, the losses could be more than the cost of the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a derivative is used for speculative purposes, it could erode existing gains or add to existing losses. When a derivative is used to cancel out other risks (hedging), that derivative can have the effect of lowering overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities, in which cases the loss would include both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless).

Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund.

The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Junk bond risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s maturity, the more sensitive the fund is likely to be to interest rate changes. Because issuers of junk bonds are considered to be in weaker financial health than issuers of investment-grade bonds, junk bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to investment-grade bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Sector risk — technology industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates.

If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Technology Fund – Fund details

5

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change the fund’s investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Adviser, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.80% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for their approval of this fee, and of the investment advisory agreement overall, is discussed in the funds October 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, currently manages more than $30 billion (as of 12-31-07)

•	Subsidiary of John Hancock Financial Services, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below is a brief biographical profile of the leader of the fund’s investment management team. For more about this individual, including information about compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Thomas P. Norton, CFA

•	Joined Fund Team in 2006

•	Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)

•	Vice president, John Hancock Advisers, LLC (2002–2005)

•	Investment manager, Baring Asset Management (1997–2002)

•	Began business career in 1986

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Technology Fund – Fund details

6

Financial highlights

These tables detail the performance of the fund’s share classes, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 10-31-06 and 10-31-07 were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 10-31-03[1]		10-31-04[1]	10-31-05[1]		10-31-06		10-31-07

Net asset value, beginning of period	$2.40		$3.85	$3.23		$3.38		$3.44

Net investment loss[2]	(0.06)		(0.06)	(0.04)		(0.05)		(0.05)

Net realized and unrealized gain (loss) on investments	1.51		(0.56)	0.19		0.11		0.65

Total from investment operations	1.45		(0.62)	0.15		0.06		0.60

Net asset value, end of period	$3.85		$3.23	$3.38		3.44		$4.04

Total return[3] (%)	60.42	[4]	(16.10)[4]	4.64	[4]	1.78	[4]	17.44

Ratios and supplemental data

Net assets, end of period (in millions)	$284		$224	$192		$146		$138

Ratio of net expenses to average net assets (%)	2.38		1.90	1.90		1.89		1.98

Ratio of gross expenses to average net assets (%)	2.39	[5]	1.92 [5]	1.95	[5]	1.93	[5]	1.98

Ratio of net investment loss to average net assets (%)	(2.09)		(1.68)	(1.05)		(1.37)		(1.39)

Portfolio turnover (%)	42		34	66		78		104

Class B Shares
Per share operating performance	period ended 10-31-03[1]		10-31-04[1]	10-31-05[1]		10-31-06		10-31-07

Net asset value, beginning of period	$2.23		$3.55	$2.96		$3.08		$3.11

Net investment loss[2]	(0.08)		(0.08)	(0.05)		(0.07)		(0.07)

Net realized and unrealized gain (loss) on investments	1.40		(0.51)	0.17		0.10		0.59

Total from investment operations	1.32		(0.59)	0.12		0.03		0.52

Net asset value, end of period	$3.55		$2.96	$3.08		$3.11		$3.63

Total return[3] (%)	59.19	[4]	(16.62)[4]	4.05	[4]	0.97	[4]	16.72

Ratios and supplemental data

Net assets, end of period (in millions)	$226		$143	$94		$61		$46

Ratio of net expenses to average net assets (%)	3.09		2.59	2.60		2.59		2.68

Ratio of gross expenses to average net assets (%)	3.10	[5]	2.61 [5]	2.65	[5]	2.63	[5]	2.68

Ratio of net investment loss to average net assets (%)	(2.79)		(2.34)	(1.70)		(2.07)		(2.09)

Portfolio turnover (%)	42		34	66		78		104

Technology Fund – Fund details

7

Financial highlights, continued

Class C Shares

Per share operating performance	period ended 10-31-03[1]		10-31-04[1]	10-31-05[1]		10-31-06		10-31-07

Net asset value, beginning of period	$2.23		$3.55	$2.96		$3.08		$3.11

Net investment loss[2]	(0.08)		(0.08)	(0.05)		(0.07)		(0.07)

Net realized and unrealized gain (loss) on investments	1.40		(0.51)	0.17		0.10		0.59

Total from investment operations	1.32		(0.59)	0.12		0.03		0.52

Net asset value, end of period	$3.55		$2.96	$3.08		$3.11		$3.63

Total return[3] (%)	59.19	[4]	(16.62)[4]	4.05	[4]	0.97	[4]	16.72

Ratios and supplemental data

Net assets, end of period (in millions)	$27		$18	$14		$10		$9

Ratio of net expenses to average net assets (%)	3.08		2.59	2.60		2.59		2.68

Ratio of gross expenses to average net assets (%)	3.09	[5]	2.61 [5]	2.65	[5]	2.63	[5]	2.68

Ratio of net investment loss to average net assets (%)	(2.79)		(2.35)	(1.74)		(2.07)		(2.09)

Portfolio turnover (%)	42		34	66		78		104

1	Audited by previous Independent Registered Public Accounting Firm.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Does not take into consideration expense reductions during the periods shown.

Technology Fund – Fund details

8

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How Sales Charges Are Calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock

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funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. (Signature Services), the fund’s transfer agent at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund
shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund
shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund
shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least

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$50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an Account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

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•	Monthly Automatic Accumulation Plan (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer Service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer Service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer Service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described on the following page if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s boards of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or

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disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believed that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning

Technology Fund – Your account

17

the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

The Fund generally distributes most or all of its net earnings annually in the form of dividends. Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s income and short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

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Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    830PN 3/08    SEC file number: 811-3392

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Mid Cap Equity Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

6	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Mid Cap Equity Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     I JCEIX

Goal and strategy

The fund seeks long-term capital appreciation.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor’s MidCap 400 Index, which was $446 million to $12.3 billion as of December 31, 2007). Equity securities include common and preferred stocks and their equivalents. The fund will primarily invest in securities of U.S. companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and attractive valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements. The fund’s management strategy has a significant influence on fund performance.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market causing the fund to underperform investments that focus either on small- or on large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Mid Cap Equity Fund – Fund summary

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Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 11.24 Worst quarter: Q2 ’06, –7.13

2004	2005	2006	2007
12.39	17.19	5.88	16.18

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-4-03

Class I before tax	16.18	15.49

After tax on distributions	15.72	14.21

After tax on distributions, with sale	10.69	13.05

Standard & Poor’s MidCap 400/Citigroup Growth Index	13.55%	13.75%

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum. An unmanaged index of municipal bonds.

Investor costs

Annual operation expenses (%)	Class I

Management fee	0.80

Other expenses	2.23

Total fund operating expenses	3.03

Contractual expense reimbursement[1]	2.08

Total fund operating expenses	0.95

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends; and reflects the expense reimbursement that is guaranteed through at least February 28, 2009. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	97

3 Years	740

5 Years	1,409

10 Years	3,199

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly. The contractual reimbursement is guaranteed through at least February 28, 2009.

1	The Adviser has contractually agreed to reimburse for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.90% of the Fund’s average net assets. This expense limitation shall continue in effect until February 28, 2009 and thereafter until terminated by the Adviser on notice of the Fund.

Mid Cap Equity Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the types of derivatives involved and the way they are being used. With derivatives that create leverage, the losses could be more than the cost of the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a derivative is used for speculative purposes, it could erode existing gains or add to existing losses. When a derivative is used to cancel out other risks (hedging), that derivative can have the effect of lowering overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities, in which cases the loss would include both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors.

Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless).

Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund.

The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Medium-size company risk

Stocks of medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of either large or small companies over any given period of time. Stock investing risk and liquidity risk may be greater for securities of mid-cap companies as compared to large-cap companies, particularly for those companies at the smaller end of the mid-cap range. Mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of mid-cap companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates.

If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Mid Cap Equity Fund – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change the fund’s investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.00% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s October 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, currently manages more than $30 billion (as of 12-31-07)

•	Subsidiary of John Hancock Financial Services, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the funds investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Henry E. Mehlman, CFA

•	Joined fund since team in 2003

•	Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)

•	Vice president, John Hancock Advisers, LLC (2002–2005)

•	Senior portfolio manager, The Colony Group (2001–2002)

•	Began business career in 1972

Alan E. Norton, CFA

•	Joined fund team in 2003

•	Senior Vice president, MFC Global Investment Management (U.S.), LLC (since 2005)

•	Senior Vice president, John Hancock Advisers, LLC (2002–2005)

•	Senior portfolio manager, The Colony Group (2001–2002)

•	Began business career in 1987

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Mid Cap Equity Fund – Fund details

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Financial highlights

The table details the performance of the Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 10-31-06 and 10-31-07 were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 10-31-03[1,2]		10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Net asset value, beginning of period	$10.00		$11.35	$11.66	$13.47	$13.10

Net investment loss[3]	(0.01)		(0.03)	(0.04)	(0.03)	(0.05)[4]

Net realized and unrealized gain on investments	1.36		0.52	2.38	1.40	3.55

Total from investment operations	1.35		0.49	2.34	1.37	3.50

Less distributions

From net realized gain	—		(0.18)	(0.53)	(1.74)	(0.50)

Net asset value end of period	$11.35		$11.66	$13.47	$13.10	$16.10

Total return[5,6] (%)	13.50	[7]	4.37	20.58	10.82	27.62

Ratios and supplemental data

Net assets, end of period (in millions)	—	[8]	— [8]	— [8]	— [8]	— [8]

Ratio of net expenses to average net assets (%)	0.90	[9]	0.90	0.90	0.94	0.95

Ratio of gross expenses to average net assets[10] (%)	5.90	[9]	2.12	2.67	3.81	3.03

Ratio of net investment loss to average net assets (%)	(0.27)[9]		(0.26)	(0.35)	(0.23)	(0.39)[4]

Portfolio turnover (%)	48	[7]	46	63	47	64 [11]

1	Audited by previous Independent Registered Public Accounting Firm.

2	Class I shares began operations on 8-4-03.

3	Based on the average of the shares outstanding.

4	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5	Assumes dividend reinvestment and does not reflect the effect of sales charges.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Less than $500,000.

9	Annualized.

10	Does not take into consideration expense reductions during the periods shown.

11	Excludes merger activity.

Mid Cap Equity Fund – Fund details

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an Account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

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8

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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9

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000 • Most accounts.	• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).	• To verify that the Internet or telephone redemption privilege is in place on an account or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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10

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

•	you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of retirement plan, pension trust and trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Mid Cap Equity Fund – Your account

11

Transaction policies

Valuation of shares

The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I share fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s net asset values at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful,

Mid Cap Equity Fund – Your account

13

John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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14

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    81IPN 3/08    SEC file number: 811-3392

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Technology Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

6	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Technology Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     I JHTIX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the manager focuses primarily on stock selection rather than industry allocation. The manager invests in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the manager’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

•	Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Technology Fund – Fund summary

3

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’03, 26.38 Worst quarter: Q2 ’02, –37.79

2002	2003	2004	2005	2006	2007
–49.19	64.29	–4.83	–3.81	0.00	11.08

[BAR CHART]

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-07			3-1-01

Class I before tax	11.08	10.81	–7.07

After tax on distributions	11.08	10.81	–7.07

After tax on distributions, with sale	7.20	9.44	–5.80

Standard & Poor’s 500 Index	5.49	12.83	4.29

Russell 3000 Technology Index	15.76	14.72	0.53	[1]

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

1	Return as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.80

Other expenses	0.23

Total fund operating expenses	1.03

Expense example

The hypothetical example to the side shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund’s actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	105

3 Years	328

5 Years	569

10 Years	1,259

Annual operating expenses

Operating expenses are paid from the fund’s assets and, therefore, are paid by shareholders indirectly.

Technology Fund – Fund summary

4

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the types of derivatives involved and the way they are being used. With derivatives that create leverage, the losses could be more than the cost of the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a derivative is used for speculative purposes, it could erode existing gains or add to existing losses. When a derivative is used to cancel out other risks (hedging), that derivative can have the effect of lowering overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities, in which cases the loss would include both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless).

Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund.

The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Junk bond risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s maturity, the more sensitive the fund is likely to be to interest rate changes. Because issuers of junk bonds are considered to be in weaker financial health than issuers of investment-grade bonds, junk bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to investment-grade bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Sector risk — technology industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates.

If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Technology Fund – Fund details

5

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change the fund’s investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent fiscal year, the fund paid the investment adviser a management fee of 0.80% of the fund’s net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s October 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, currently manages more than $30 billion (as of 12-31-07)

•	Subsidiary of John Hancock Financial Services, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below is a brief biographical profile of the leader of the fund’s investment management team. For more about this individual, including information about compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Thomas P. Norton, CFA

•	Joined Fund Team in 2006

•	Vice president, MFC Global

•	Investment Management (U.S.), LLC (since 2005)

•	Vice president, John Hancock Advisers, LLC (2002–2005)

•	Investment manager, Baring Asset Management (1997–2002)

•	Began business career in 1986

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Technology Fund – Fund details

6

Financial highlights

This table details the performance of the fund’s Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 10-31-06 and 10-31-07 were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 10-31-03[1]		10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Net asset value, beginning of period	$2.44		$4.10	$3.47	$3.67	$3.76

Net investment loss[2]	(0.02)		(0.03)	(0.01)	(0.02)	(0.02)

Net realized and unrealized gain (loss) on investments	1.68		(0.60)	0.21	0.11	0.73

Total from investment operations	1.66		(0.63)	0.20	0.09	0.71

Net asset value, end of period	$4.10		$3.47	$3.67	$3.76	$4.47

Total return[3] (%)	68.03	[4]	(15.37)	5.76	2.45	18.88

Ratios and supplemental data

Net assets, end of period (in millions)	—	[5]	— [5]	— [5]	— [5]	— [5]

Ratio of net expenses to average net assets (%)	0.94		0.95	0.96	0.97	1.03

Ratio of gross adjusted expenses to average net assets (%)	0.95	[6]	0.95	0.96	0.97	1.03

Ratio of net investment loss to average net assets (%)	(0.65)		(0.74)	(0.16)	(0.45)	(0.44)

Portfolio turnover (%)	42		34	66	78	104

(1)	Audited by previous Independent Registered Public Accounting Firm.

(2)	Based on the average of the shares outstanding.

(3)	Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)	Total return would have been lower had certain expenses not been reduced during the period shown.

(5)	Less than $500,000.

(6)	Does not take into consideration expense reductions during the period shown.

Technology Fund – Fund details

7

 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an Account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions contact your financial representative or call Signature Services at
1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Technology Fund – Your account

8

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Technology Fund – Your account

9

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone Amounts up to $100,000
• Most accounts.
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Technology Fund – Your account

10

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

•	you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts
• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of retirement plan, pension trust and	• Letter of instruction.
trust accounts
• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s)	• Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or	• Call the Customer Service telephone number below for instructions.
account types not listed above

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Technology Fund – Your account

11

Transaction policies

Valuation of shares

The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I share fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s net asset values at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Technology Fund – Your account

12

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests in a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful,

Technology Fund – Your account

13

John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    83IPN 3/08    SEC file number: 811-3392

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK SERIES TRUST
John Hancock Global Real Estate Fund
(“Global Real Estate Fund”) (formerly Real Estate Fund)
Class A, Class B and Class C Shares
John Hancock Mid Cap Equity Fund
(“Mid Cap Equity Fund”)
John Hancock Technology Fund
(“Technology Fund”)
Class A, Class B, Class C and Class I Shares
Statement of Additional Information
March 1, 2008
This Statement of Additional Information (“SAI”) provides information about Mid Cap Equity Fund, Global Real Estate Fund and Technology Fund (each a “Fund” and collectively the “Funds”), in addition to the information that is contained in the Funds’ current Prospectuses, (the “Prospectuses”). Each Fund is a diversified series of John Hancock Series Trust (the “Trust”).
This SAI is not a prospectus. It should be read in conjunction with the Prospectuses. This SAI incorporates by reference the Funds’ Annual Reports. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
1-(800)-225-5291

ORGANIZATION OF THE FUNDS
Each Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1996 under the laws of The Commonwealth of Massachusetts. On December 10, 2007, the name of the Real Estate Fund changed from John Hancock Real Estate Fund to John Hancock Global Real Estate Fund.
John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the “Adviser”) is the Fund’s investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“Manulife Financial”). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.
Manulife Financial Corporation is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$396 billion (US$392 billion) as of December 31, 20067
Manulife Financial Corporation trades as ‘MFC’ on the TSX, NYSE and PSE, and under ‘0945’ on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.
Each Fund is sub-advised by MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)” or the “Sub-Adviser”). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Funds subject to the review of the Trustees and the overall supervision of the Adviser.
The Board of Trustees appointed MFC Global (U.S.) as Sub-Adviser to the Fund effective December 31, 2005. As of that date, the investment personnel of the Adviser were reassigned to MFC Global (U.S.). The Adviser will continue to serve as investment adviser to the Fund and will be responsible for the supervision of MFC Global (U.S.)’s services to the Fund.
INVESTMENT OBJECTIVE AND POLICIES
Mid Cap Equity Fund
The following information supplements the discussion of the Fund’s investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.
The Fund seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its Assets in equity securities of medium-capitalization companies (companies in the capitalization range of the Standard & Poor’s Mid Cap 400 Index, which was $466 million to $12.34 billion as of December 31, 2007). Equity securities include common and preferred stocks and their equivalents (including warrants to purchase securities convertible into such stocks). The Fund will primarily invest in securities of U.S. companies.
With respect to the Fund’s investment policy of investing at least 80% of its Assets in equity securities, “Assets” is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.
The Fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies).
Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“GNMA”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation (“FHLMC”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds (“FNMA”). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.
Debt securities. The Fund may invest in debt obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Short-Term Bank and Corporate Obligations. The Fund may invest in depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper rated at least P-1 by Moody’s or A-1 by Standard & Poor’s. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Investments in Foreign Securities. The Fund may invest up to 15% of assets directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.
An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed.
33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets, income and distributions. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.
Risks of Investment in Real Estate Securities. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.
Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position. On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.
Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated

(upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of

CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

•	liquidity protection; and

•	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Global Real Estate Fund
The following information supplements the discussion of the Fund’s investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.
The investment objective of the Fund is to seek long-term growth of capital with income as a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities of real estate-related companies of any size located throughout the world. A significant portion will be invested outside the U.S. The Fund’s investments will be subject to the market fluctuation and risks inherent in all securities.
With respect to the Fund’s investment policy of investing at least 80% of its Assets in real estate-related companies of any size located throughout the world, “Assets” is defined as net assets plus the amount of any borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this policy.
In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash and cash equivalents.
Risks of Investment in Real Estate Securities. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Lower Rated High Yield “High Risk” Debt Obligations. The fixed-income securities in which the Fund may invest, may be rated as low as BB by S&P or Ba by Moody’s and unrated securities of comparable credit quality as determined by the Adviser. Fixed-income securities that are rated below BBB by S&P or Baa by Moody’s indicate obligations that are speculative to a high degree and are often in default. Appendix A contains further information concerning the rating of Moody’s and S&P and their significance.
Securities rated lower than Baa by Moody’s or BBB by S&P are sometimes referred to as junk bonds. See Appendix B attached to this SAI which describes the characteristics of the securities in the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The credit ratings of Moody’s and S&P, such as those ratings described here, may not be changed by Moody’s and S&P in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer’s ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Sub-Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund’s assets. The reduced availability of reliable, objective data may increase the Fund’s reliance on management’s judgment in valuing high yield high risk bonds. In addition, the Fund’s investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund’s investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer’s option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.
The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund’s portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.
Investment in Foreign Securities. The Fund may invest directly in the securities of foreign issuers, and may also invest in sponsored and unsponsored American Depository Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Foreign Currency Transactions. The Fund’s foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser or Sub-Adviser.
If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund’s commitment with respect to such contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, lack of access to income during this period, and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will require those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.

If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for maintaining its qualification as a regulated investment company for federal income tax purposes.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

•	liquidity protection; and

•	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Technology Fund
The following information supplements the discussion of the Fund’s investment objective and policies discussed in the Prospectuses. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objectives.
The Fund’s investment objective is long-term growth of capital. To pursue this goal, the Fund invests principally in equity securities of companies that rely extensively on technology in their product development or operations.
Under normal circumstances, at least 80% of the Fund’s Assets are invested in securities of the technology companies noted above. The Fund’s portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.
With respect to the Fund’s investment policy of investing at least 80% of its Assets in companies that rely extensively on technology in their product development or operations, “Assets” is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.
Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware (including internet-related technology), semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval, biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, technology.
In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment grade short-term securities, cash or cash equivalents.
Risks of Technology-Intensive Companies. Securities prices of the companies in which the Fund invests have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund’s performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.
Investments in Foreign Securities. The Fund may invest directly in securities of foreign issuers. The Fund may also invest in securities of foreign issuers, in the form of sponsored or unsponsored American Depository Receipts (ADRs), European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Foreign issuers may be assigned to reasonable industry classifications that differ from the industry classifications ordinarily assigned to U.S. issuers.
Foreign Currency Transactions. The Fund’s foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies. The Fund may also engage in speculative forward currency transactions, and may use forward currency contracts as a substitute for investing in securities denominated in that currency or in order to create a synthetic position consisting of a security issued in one country and denominated in the currency of another country. Forward currency transactions are accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser.
If the Fund enters into a forward contract requiring it to purchase foreign currency, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. Those assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund’s commitment in forward contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends in some cases, capital gains, and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America, and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Lower Rated High Yield Debt Obligations. The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Ca or higher by Moody’s Investors Service, Inc. (“Moody’s”) or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser. These securities include convertible and nonconvertible bonds and debentures, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, stripped debt securities and other derivative debt securities. The value of fixed income securities generally varies inversely with interest rate changes. Convertible issues, while influenced by the level of interest rates, are also subject to the changing value of the underlying common stock into which they are convertible.
Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities may also take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities having similar maturities and credit quality. The Fund’s investments in pay-in-kind, delayed and zero coupon securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See “Tax Status”.
Preferred Stock. The Fund may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. Preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer a great degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer. See “Convertible Securities” below for a description of certain characteristics of convertible preferred stock.
Convertible Securities. The Fund may purchase convertible fixed income securities and preferred stock. Convertible securities are securities that may be converted at either a stated price or stated rate into underlying shares of common stock of the same issuer. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with straight debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and consequently may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. However, the issuers of convertible securities may default on their obligations.
Structured or Hybrid Notes. The Fund may invest in “structured” or “hybrid” notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund’s loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.
Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund’s investments in participation interests are subject to its limitation on investments in illiquid securities. The Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.
Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for maintaining its qualification as a regulated investment company for federal income tax purposes.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain owner types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.

Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.

Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-

backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

•	liquidity protection; and

•	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Global Real Estate Fund, Mid Cap Equity Fund and Technology Fund:
Portfolio Holdings Disclosure Policy. The Board of Trustees of John Hancock Funds (“JHF”) has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix D of this SAI, to protect the interests of the shareholders of JHF and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHF’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.

JHF posts on the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition; number of holdings; and bond fund duration. JHF posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF’s shareholders.

The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
INVESTMENT RESTRICTIONS
Mid Cap Equity
Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund’s outstanding shares.
The Fund may not:
(1)	Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
(2)	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(3)	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4)	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of securities.

(5)	Invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund’s investment policies.

(6)	Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund’s investment policies up to 33 1/3% of the fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7)	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

(8)	With respect to 75% of the fund’s total assets, the fund may not invest more than 5% of the fund’s total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
(1)	Purchase a security if, as a result, (i) more than 10% of the fund’s total assets would be invested in the securities of other investment companies, (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(2)	Invest in the securities of an issuer for the purpose of exercising control or management.

(3)	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

(4)	Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Funds will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, which have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
Global Real Estate Fund
Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund’s outstanding shares.
The Fund may not:
(1)	Issue senior securities, except as permitted by paragraphs (2), (4) and (5) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund’s investment policies or within the meaning of paragraph (5) below, are not deemed to be senior securities.

(2)	Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the1940 Act. For purposes of this investment restriction, the deferral of Trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(3)	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

(4)	Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(5)	Invest in commodities or in commodity contracts other than financial derivatives contracts. Financial derivatives include options on securities, indices and currency, futures contracts on securities, indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, swaps, caps, floors, collars and swaptions entered into in accordance with the Fund’s investment policies.

(6)	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment; except that the Fund intends to invest more than 25% of its total assets in real estate companies as defined in the prospectus. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(7)	with respect to 75% of the Fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if:
(a)	such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, or

(b)	such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer to be held by the Fund.
Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
(1)	Participate on a joint or joint-and-several basis in any securities trading account. The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(2)	Purchase securities on margin.

(3)	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/ Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(4)	Invest more than 15% of its net assets in illiquid securities.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Fund will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, which have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
Technology Fund
Fundamental Investment Restrictions. The following investment restrictions (as well as the fund’s investment objective) will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund’s outstanding shares.
The Fund observes the following fundamental restrictions.
The Fund may not:
(1)	With respect to 75% of its total assets, purchase any security (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result: (a) more than 5% of its total assets would be invested in the securities of any one issuer, or (b) the Fund would own more than 10% of the voting securities of any one issuer.

(2)	Issue senior securities, except as permitted by paragraphs (3), (6) and (7) below, and as otherwise permitted by the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.

(3)	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(4)	Act as an underwriter of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be an underwriter for purposes of the 1933 Act.

(5)	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of securities.

(6)	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivative include forward foreign currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund’s investment policies.

(7)	Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or nor the purchase is made upon the original issuance of the securities.
Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment; except that the Fund will ordinarily invest more than 25% of assets in the technology sector. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
Nonfundamental Investment Restrictions. The following investment restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:
(1)	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Trustees, purchase securities of other investment companies within the John Hancock Group of Funds.

(2)	Purchase securities on margin, although it may obtain such short-term credits as may be necessary for the clearance of securities purchased.

(3)	Make short sales of securities or maintain a short position.

(4)	Invest in companies for the purpose of exercising control.

(5)	Invest more than 15% of its net assets in illiquid securities.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Fund will investment only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, which have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
THOSE RESPONSIBLE FOR MANAGEMENT
The business of the Fund is managed by its Trustees, including certain Trustees who are not “interested persons” of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the “Independent Trustees”), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund’s principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) (“John Hancock Funds” or the “Distributor”).

				Number of John
Name, (Year of	Position(s) Held	Trustee/ Officer	Principal Occupation(s) and other	Hancock Funds
Birth), Address (1)	with Fund	since(2)	Directorships During Past 5 Years	Overseen by Trustee

Independent Trustees

James F. Carlin (1940)	Interim Chairman and Trustee	2007 1992	Director and Treasurer, Alpha Analytical Laboratories (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and Education Tax Exempt Trust (1993-2003)	55

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, (Year of	Position(s) Held	Trustee/ Officer	Principal Occupation(s) and other	Hancock Funds
Birth), Address (1)	with Fund	since(2)	Directorships During Past 5 Years	Overseen by Trustee
Independent Trustees

William H. Cunningham (1944)	Trustee	1994	Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001); Director of the following:	55
			Hicks Acquisition Company 1, Inc. (since October 2007); Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006 ), New Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank — Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, (Year of	Position(s) Held	Trustee/ Officer	Principal Occupation(s) and other	Hancock Funds
Birth), Address (1)	with Fund	since(2)	Directorships During Past 5 Years	Overseen by Trustee

Charles L. Ladner (1938)	Trustee	1991	Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P.(gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).	55

John A. Moore (1939)	Trustee	2005	President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting)(since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).	55

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, (Year of	Position(s) Held	Trustee/ Officer	Principal Occupation(s) and other	Hancock Funds
Birth), Address (1)	with Fund	since(2)	Directorships During Past 5 Years	Overseen by Trustee

Patti McGill Peterson (1943)	Trustee	2005	Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for International Exchange of Scholars and Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until 1998); Former President of Wells College, Aurora, NY and St. Lawrence University, Canton, NY; Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Exchange (since 2003).	55

Steven R. Pruchansky (1944)	Trustee	1991	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).	55

Non-Independent Trustees

James R. Boyle (3) (1959)	Trustee	2005	Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the “Adviser”), The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) and John Hancock Funds, LLC (“John Hancock Funds”) (since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004).	265

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3)	Non-Independent Trustee: holds positions with the Funds’ investment adviser, underwriter, and/ or certain other affiliates.

				Number of
				John
				Hancock
	Position(s)	Trustee/		Funds
Name, (Year of Birth),	Held with	Officer	Principal Occupation(s) and other	Overseen
Address(1)	Fund	since	Directorships During Past 5 Years	by Trustee
Principal Officers who are not Trustees

Keith F. Hartstein (1956)	President and Chief Executive Officer	2005	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company Institute Sales Force Marketing Committee (since 2003);, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).	N/A

Thomas M. Kinzler (1955)	Secretary and Chief Legal Officer	2006	Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds II, (since 2006)and Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

				Number of
				John
				Hancock
	Position(s)	Trustee/		Funds
Name, (Year of Birth),	Held with	Officer	Principal Occupation(s) and other	Overseen by
Address(1)	Fund	since	Directorships During Past 5 Years	Trustee
Francis V. Knox, Jr. (1947)	Chief Compliance Officer	2005	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone (1956)	Treasurer	2006	Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer for John Hancock Funds (since 2006); for John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Vice President, John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006), and The Manufacturers Life Insurance Company (U.S.A.) (1998-2000).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

				Number of
				John
				Hancock
	Position(s)	Trustee/		Funds
Name, (Year of Birth),	Held with	Officer	Principal Occupation(s) and other	Overseen by
Address(1)	Fund	since	Directorships During Past 5 Years	Trustee
John G. Vrysen (1955)	Chief Operating Officer	2005	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005-2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005-2007), Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust ( 2005until June 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (2004-2005); Vice President, Operations Manulife Wood Logan (2000-2004).	N/A

Charles A. Rizzo 1957	Chief Financial Officer	2007	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999-2002).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.
The Fund’s Board of Trustees currently has four standing Committees: the Audit and Compliance Committee, the Governance Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not “interested persons” of the Fund.
The Audit and Compliance Committee members are Messrs. Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit and Compliance Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit and Compliance Committee. The Audit and Compliance Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit and Compliance Committee held five meetings during the fiscal year ended October 31, 2007.
The Governance Committee members are all of the independent Trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee’s reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee’s business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee’s ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee held one meeting during the fiscal year ended October 31, 2007.
As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.
Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder’s candidate among the slate of nominees, the candidate’s name will be placed on the Fund’s proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board’s designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder’s candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund’s proxy statement.
Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Fund at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.
The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2007.
The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2007.
The following tables provide a dollar range indicating each Trustee’s ownership of equity securities of each Fund, as well as aggregate holdings of shares of equity securities of the John Hancock Funds Complex overseen by the Trustee, as of December 31, 2007.

Aggregate Dollar
Range of holdings
in John Hancock
	Dollar Range of Fund Shares Owned by Trustee (1)			funds overseen by
Name of Trustee	Mid Cap Equity	Global Real Estate	Technology	Trustee (1)
Independent Trustees
James F. Carlin	$1-10,000	$1-10,000	$1-10,000	Over 100,000
Richard P. Chapman, Jr.+	None	None	None	Over 100,000
William H. Cunningham	None	None	None	Over 100,000
Ronald R. Dion	$1-10,000	$1-10,000	$1-10,000	Over 100,000
Charles L. Ladner	None	None	None	Over 100,000
Dr. John A. Moore	None	$10,001-50,000	$1-10,000	Over 100,000
Patti McGill Peterson	None	None	None	Over 100,000
Steven R. Pruchansky	$1-10,000	$1-10,000	$10,001-50,000	Over 100,000
Non-Independent Trustee
James R. Boyle	None	None	None	$10,001-50,000

(1)	These Funds do not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may elect to have his deferred fees invested by a fund in shares of one or more funds in the John Hancock fund complex and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees does not obligate any fund to retain the services of any Trustee or obligate a fund to pay any particular level of compensation to the Trustee. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2007, the respective the “Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee” would be as follows: for over $100,000 for Mr. Chapman+, over $100,000 for Mr. Cunningham, over $100,000 for Mr. Dion++, over $100,000 for Mr. Ladner over $100,000 for Dr. Moore, over $100,000 for Ms. McGill Peterson and over $100,000 for Mr. Pruchansky

+	Mr. Chapman retired March 20. 2007.

++	Mr. Dion, former Chairman of the Board of Trustees, passed away on November 30, 2007.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock fund complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

				Total Compensation
				from the Fund and
				John Hancock Fund
	Aggregate Compensation from the Fund (1)			Complex
Independent Trustees	Mid Cap Equity	Global Real Estate	Technology	to Trustees (2)
James F. Carlin	$35	$419	$941	$145,250
Richard P. Chapman* +	5	106	241	35,500
William H. Cunningham*	35	419	942	145,250
Ronald R. Dion*++	105	861	1,955	315,250
Charles L. Ladner*	35	420	943	146,000
Dr. John A. Moore*	50	501	1,130	181,000
Patti McGill Peterson*	35	420	943	151,000
Steven R. Pruchansky*	50	501	1,128	180,250

Total	$350	$3,647	$8,223	$1,299,500

(1)	Compensation is for the fiscal year ending October 31, 2007.

(2)	Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2007. As of this date, Messrs. Carlin, Chapman, Cunningham, Ladner, Moore, Pruchansky and Ms. McGill Peterson served on fifty-five (55) funds in the John Hancock Fund Complex. * As of December 31, 2007, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman+ was $92,193, Mr. Cunningham was $240,195, Mr. Dion++ was $859,304, Mr. Ladner was $89,569, Dr. Moore was $363,017, Mr. Pruchansky was $388,329 and Ms. McGill Peterson was $94,067 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the “Plan”).

+	Mr. Chapman retired March 20, 2007. ++ Mr. Dion, former Chairman of the Board of Trustees, passed away on November 30, 2007.

Mid Cap Equity Fund
As of February 4, 2008, the officers and Trustees of the Fund as a group owned beneficially less than 1% of these outstanding shares of the Fund except that as a group they beneficially owned 11.37% of Class I. As of that date, and to the knowledge of the Fund, the following shareholders beneficially owned 5% or more of the outstanding shares of each class of the Fund:

Name and Address of Owners of More than 5%
of Shares	Class A	Class B	Class C	Class I
John Hancock Advisers, LLC Attn: Kelly Conway 601 Congress Street, 9th Floorr Boston, MA 02210-2804	20.22%	—	—	82.04%

NFS LLC FEBO Sarah L. Hartstein Revocable Trust Sarah L. Hartstein U/A 08/02/06 17 Trailside Road Medfield, MA 02052-2237	—	—	—	11.37%

MLPF & S for the Sole Benefit of its customers Attn: Fund Administration 4800 Deer Lake Drive East 2nd Fl. Jacksonville, FL 32246-6484	—	—	8.09%	—
Global Real Estate Fund
As of February 4, 2008, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned of 5% or more of the outstanding shares of each class of the Fund:

Name and Address of Owners of More than
5% of Shares	Class A	Class B	Class C
MLP&FFor the Sole Benefit of Its Customers Attn: Fund Administration 97C55 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246-6484	—	10.47%	—
Technology Fund
As of February 4, 2008, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned of 5% or more of the outstanding shares of each class of the Fund:

Name and Address of Owners of More than 5%
of Shares	Class A	Class B	Class C	Class I
MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 974E6 4800 Deerlake Drive East 2nd Floor Jacksonville FL 32246-6484	—	—	7.90%	—

Citigroup Global Markets, Inc. Attn: Cindy Tempesta 7th Floor 333 West 34th Street New York NY 10001-2402	—	—	10.80%	—

John Hancock Advisers, LLC Attn: Kelly A. Conway 601Congress Street, 9th Floor Boston, MA 02210-2804	—	—	—	99.59%
INVESTMENT ADVISORY AND OTHER SERVICES
The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210—2805, a premier investment management company, managed approximately $30 billion in open-end funds, closed-end funds, private accounts and retirement plans and related party assets for individual and institutional investors as of December 31, 2007. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.
The Sub-Adviser, MFC Global (U.S.), located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of December 31, 2007 had approximately $30 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).
The Board of Trustees appointed MFC Global (U.S.) as Sub-Adviser to the Funds effective December 31, 2006. As of that date, the investment personnel of the Adviser were reassigned to MFC Global (U.S.). The Adviser will continue to serve as investment adviser to the Funds and will be responsible for the supervision of MFC Global (U.S.)’s services to the Fund.
The Funds have entered into an investment management contract with the Adviser (the “Advisory Agreement”) which was approved by the Funds’ shareholders. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser, will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Funds’ operations except those which are delegated to a custodian, transfer agent or other agent.
The Adviser and the Funds have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Funds and the composition of the Funds’ portfolio and furnishing the Funds with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Funds, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Mid Cap Equity Fund
As compensation for its services under the Advisory Agreement, the Mid Cap Equity Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $500,000,000	0.800%
Next $500,000,000	0.750%
Amount over $1,000,000,000	0.700%
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit.
The Adviser has contractually agreed to reimburse for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.90% of the Fund’s average net assets. In addition, the Adviser has agreed to a contractual expense limit on class specific expenses (including transfer agent fees and 12b-1 fees). These limits are as follows: 1.38% for Class A, 2.05% for Class B and 1.98% for Class C. The expense reimbursement, expense limitation and transfer agent fee reimbursements shall continue in effect until February 28, 2009 and thereafter until terminated by the Adviser and Transfer Agent on notice to the Fund. The Adviser reserves the right to terminate this limitation in the future.
For the fiscal years ended October 31, 20052006 and 2007, the Mid Cap Equity Fund paid the Adviser fees of $18,414, $20,261 and $97,258, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the Fund paid no advisory fees for the fiscal years ended October 31, 2005, 2006 and 2007.

As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $500,000,000	0.350%
Next $500,000,000	0.300%
Amount over $1,000,000,000	0.250%
Global Real Estate Fund
As compensation for its services under the Advisory Agreement, the Global Real Estate Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $1,500,000,000	0.800%
Amount over $1,500,000,000*	0.750%

*	Breakpoint added as of the close of business on June 30, 2005.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s expenses to a specified percentage of average daily net assets. The Adviser had agreed to limit Fund expenses (excluding 12b-1 fees) to 1.35% of the Fund’s average daily net assets. Effective March 1, 2006, the Adviser eliminated the Fund’s expense limitation.
For fiscal years ended October 31, 2005, 2006 and 2007, the Global Real Estate Fund paid the Adviser fees of $569,123, $591,743 and $683,683, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the Fund paid an advisory fee for the fiscal years ended October 31, 2005, 2006 and 2007 of $569,123, $591,743 and $683,683, respectively.
As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $1,500,000,000	0.35%
Amount over $1,500,000,000	0.30%
Technology Fund
As compensation for its services under the Advisory Agreement, the Technology Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $100,000,000	0.850%
Next $700,000,000	0.750%
Amount over $800,000,000	0.700%

For the fiscal years ended October 31, 2005, 6and 2007, the Technology Fund paid the Adviser fees of $3,601,133, $2,710,432 and $1,567,057, respectively.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s expenses to a specified percentage of its average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit.
As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $100,000,000	0.450%
Next $700,000,000	0.400%
Amount over $800,000,000	0.350%
Prior to March 19, 2005, American Fund Advisers, Inc. (“AFA”) acted as Subadviser to the Fund. AFA, located at 1415 Kellum Place, Suite 205, Garden City, New York, 11530, was incorporated under the laws of New York in 1978. AFA, subject to the supervision of the Adviser, managed the Fund’s investments. The Subadvisory Agreement with AFA was terminated by the Fund’s Board of Trustees effective as of the close of business on March 18, 2005.
Prior to March 19, 2005, the Adviser (not the Fund) paid AFA a monthly subadvisory fee at the annual rate of (a) 0.35% of the first $100,000,000 of the average daily net asset value of the Fund; (b) 40% of the investment advisory fee received by the Adviser for the next $700,000,000 of average daily net assets; and (c) 0.10% of the average daily net asset value of the Fund in excess of $800,000,000.
Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their applicable Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.
Under the Advisory Agreement, the Fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension,

renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (“Life Company”) may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.
The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) and the initial approval of the Sub-Advisory Agreement were approved by all the Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that their continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.
Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.
Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.
Mid Cap Equity Fund. For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the Adviser $628, $597 and $1,706, respectively, for services under this Agreement.
Global Real Estate Fund. For the fiscal years ended October 31, 2005, 6and 2007, the Fund paid the Adviser $17,785, $13,409 and $11,544, respectively, for services under this Agreement.
Technology Fund. For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid the Adviser $127,907, $80,012 and $29,253, respectively, for services under this Agreement.
Advisers and Sub-Advisers — Other Business Relationships. A description of business relationships among the Adviser, the Sub-Advisers, John Hancock Investment Management Services, Inc.(JHIMS)1, other John Hancock Funds’ subadvisers and Manulife Financial Corporation’s (“Manulife”) affiliates is below:
Business Arrangement between JHIMS and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). As a part of the overall business arrangement between JHIMS and GMO under which JHIMS has obtained exclusive rights to certain GMO investment management services for up to five years, JHIMS has agreed that under certain circumstances it (and not JHF II2, JHF III3 or JHT4 or a particular fund) will pay to GMO a specified amount (up to $25 million if the GMO subadvisory agreement is terminated within a five year period from the date of its effectiveness. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to each fund and its shareholders, it will not recommend to the Board of Trustees to terminate the applicable GMO subadvisory agreement or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Neither JHF III, JHT nor JHF II is a party to any of these arrangements, and they are not binding upon JHF III, JHT, JHF II, the funds subadvised by GMO or the Board of Trustees of JHF III/JHT/JHF II. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of the GMO agreement for as long as the termination provisions described above remain in effect.
Independence Investment LLC (“Independence”) Business Arrangement. On May 31, 2006 a subsidiary of Manulife entered into an agreement with the parent of Convergent Capital Management (“Convergent”) pursuant to which substantially all of the assets of Independence, a subsidiary of Manulife, were transferred to a newly formed subsidiary (“New Independence”) of Convergent (the “Transaction”). Prior to the closing of the Transaction, Independence was the subadviser to the Growth and Income Trust and Small Cap Trust, each a series of John Hancock Trust, and the Small Cap Fund, a series of JHF II (collectively, the “Funds”) and at the closing of the Transaction New Independence became the subadviser to the Funds.
The Transaction was structured as a sale of assets. At closing Convergent paid Manulife approximately $25 million (subject to adjustment). In addition, Convergent will also make contingent payments to Manulife on certain anniversary dates of the closing if the revenue received by New Independence from the management of proprietary accounts of Manulife and its affiliates or accounts for which Manulife or its affiliates act as investment adviser meet certain revenue targets. Consequently, while the contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to any of the Funds, the revenues earned by New Independence as a result of its subadvisory relationship with respect to the Funds would count towards the revenue target necessary to earn the contingent payments. The maximum amount of contingent payments is $10 million. Nothing in the agreement between Manulife and Convergent imposes any limitations upon the rights of JHIMS to recommend termination of the New Independence Subadvisory Agreements.
Pzena Investment Management, LLC (“Pzena”) Agreement for the JHF III Classic Value Mega Cap Fund. JHIMS and Pzena have entered into an agreement regarding the new Classic Value Mega Cap Fund, a JHF III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.
Epoch Investment Partners, Inc. (“EPOCH”) Agreement for the JHF III Global Shareholder Yield Fund. JHIMS and EPOCH have entered into an agreement regarding the new Global Shareholder Yield Fund, a JHF III fund, under which EPOCH has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Global Shareholder Yield Fund for a certain period of time. In the event EPOCH should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Global Shareholder Yield Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.
Advisory and Sub-Advisory Relationships with Other Funds. JHIMS is also the investment adviser for all of the series of John Hancock Funds II (“JHF II”) and John Hancock Trust (“JHT”).

The following John Hancock Funds’ (JHF5) subadvisers are also subadvisers to JHF II and JHT:

1.	Sustainable Growth Advisers, LP is the subadviser to the U.S. Global Leaders Growth Fund/Trust.

2.	Pzena is the subadviser to the Classic Value Fund/Trust.

3.	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Index 500 Fund, 500 Index Trust, 500 Index Trust B, Money Market Fund/Trust, Money Market Trust B, Mid Cap Index Fund/Trust, Pacific Rim Fund/Trust, Quantitative All Cap Fund/Trust, Quantitative Mid Cap Fund/Trust, Quantitative Value Fund/Trust, Small Cap Index Fund/Trust, Total Stock Market Index Fund/Trust, Absolute Return Portfolio/Trust, Lifestyle Portfolios/Trusts, Lifecycle Portfolios, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.

4.	MFC Global (U.S.), LLC (“MFC Global (U.S.)) (formerly, “Sovereign Asset Management”) is the subadviser to the Active Bond Fund/Trust, Emerging Growth Fund/Trust, Strategic Income Fund/Trust, High Income Fund/Trust, Small Cap Intrinsic Value Trust.

5.	GMO is the subadviser to the Growth Fund/Trust, Growth & Income Fund, Growth Opportunities Fund/Trust, International Growth Fund/Trust, Intrinsic Value Fund/Trust, Managed Fund/Trust, U.S. Multi Sector Fund/Trust, Value Opportunities Fund/Trust, U.S. Core Trust and International Core Trust.

6.	Independence is the subadviser to the Small Cap Fund/Trust, Growth & Income Trust.

7.	Deutsche Investment Management Americas Inc. (“Deutsche”) is the subadviser consultant to Lifestyle Portfolios/Trust, Lifecycle Portfolios.

John Hancock Freedom 529. The John Hancock Freedom 529 is a national multimanaged Section 529 education savings plan. Several of the portfolios offered by John Hancock Freedom 529 are managed by JHA and Pzena is the subadviser.
John Hancock Private Client Group. MFC Global (U.S.) provides investment advisory services to the John Hancock Private Client Group which services separately managed accounts sponsored by broker dealers.
Management of John Hancock/Manulife Assets. Several of the affiliated subadvisers such as MFC Global (U.S.A.) and MFC Global (U.S.) provide investment advisory services to John Hancock/Manulife for “on balance sheet assets.”
Affiliates of Subadvisers That Distribute John Hancock Products. Affiliates of the following John Hancock Funds subadvisers also distribute other John Hancock products:

1.	Deutsche (Alex Brown and Scudder)

2.	Independence (City National)

3.	John Hancock Financial Network (affiliate of JHIMS, MFC Global (U.S.) and MFC Global (U.S.A.))

1	John Hancock Investment Management Services, LLP (JHIMS), a registered investment adviser.

2	John Hancock Funds II (JHF II), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

3	John Hancock Funds III (JHF III), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

4	John Hancock Trust (JHT), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940; and

5	John Hancock Funds (JHF), consists of fifteen Massachusetts business trusts organized under the laws of The Commonwealth of Massachusetts and are open-end investment management companies registered under the Investment Company Act of 1940; includes nine closed-end investment management companies

Proxy Voting. The Trust’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser’s proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of the Subadviser are set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a Subadviser becomes aware of a material conflict of interest, the Trust’s Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadviser’s proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a)	voting pursuant to the recommendation of a third party voting service;

(b)	voting pursuant to pre-determined voting guidelines; or

(c)	referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.
Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.
Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.
Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS
Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.
Mid Cap Equity Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Alan E. Norton	Other Registered Investment Companies: One (1) fund with total net assets of approximately $775.7 million.

Other Pooled Investment Vehicles: None

Other Accounts: Thirteen (13) accounts with total net assets of approximately $247.19 million.

Henry E. Mehlman	Other Registered Investment Companies: One (1) fund with total net assets of approximately $775.7 million.

Other Pooled Investment Vehicles: None

Other Accounts: Thirteen (13) accounts with total net assets of approximately $247.1 million.

Global Real Estate Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Joseph P. Marguy	Other Registered Investment Companies: None

Other Pooled Investment Vehicles: None

Other Accounts: Two (2) accounts with total assets of approximately $18.6 million.
Technology Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Manager
Thomas P. Norton, CFA	Other Registered Investment Companies: Three (3) funds with total net assets of approximately $107.3million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total assets of approximately $15.9million.
The Adviser and Sub-Adviser do not receive a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Adviser and Sub-Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser and Sub-Adviser have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.
•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Sub-Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

•	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Sub-Adviser generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.
•	A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Sub-Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Sub-Adviser receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.
•	A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
•	If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, the Sub-Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and an annual investment bonus plan as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior investment professionals, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.
•	Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
•	Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

•	Investment Performance: The investment performance of all accounts managed by the investment professional over one- three- and five-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

•	The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Sub-Adviser.
•	Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser’s business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.
•	Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period

(normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.
The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.
While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.
Share Ownership by Portfolio Managers. The following tables indicate as of October 31, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund. For purposes of each table, the letters represent the range indicated below:

A	—	$0
B	—	$1 — $10,000
C	—	$10,001 — $50,000
D	—	$50,001 — $100,000
E	—	$100,001 — $500,000
F	—	$ 500,001 — $1,000,000
G	—	More than $1 million
Mid Cap Equity Fund

Portfolio Manager	Range of Beneficial Ownership
Alan E. Norton	D
Henry E. Mehlman	D
Global Real Estate Fund

Portfolio Manager	Range of Beneficial Ownership
Joseph P. Marguy	B
Technology Fund

Portfolio Manager	Range of Beneficial Ownership
Thomas P. Norton	A

DISTRIBUTION CONTRACTS
The Funds have Distribution Agreements with John Hancock Funds. Under the agreements, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Funds that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B and Class C shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.
Affiliated Underwriting Transactions by the Subadviser. The Fund has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.
Underwriting Commissions
Mid Cap Equity Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $0, $12,816 and $24,038, respectively. Of such amount, $0, $2,166 and $3,921, respectively were retained by John Hancock Funds for the fiscal years ended October 31, 2005, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended October 31, 2005, 2006 and 2007 were $0, $0 and $613, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $0, $2,004 and $2,818, respectively. The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $0, $1,973 and $429, respectively.
Global Real Estate Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended October 31, 2005, 2006 and 7were $123,739, $92,809 and $198,137, respectively. Of such amounts $19,352, $14,157 and $29,813, respectively, were retained by John Hancock Funds. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended October 31, 2005, 2006 and 2007 were $26,014, $12,312 and $10,106, respectively.

The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $55,646, $48,890 and $30,762, respectively. The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended October 31, 20052006and 2007 were $1,739, $1,062 and $10,730, respectively.
Technology Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $150,656, $104,186 and $81,796, respectively, and $16,381, $11,775 and $10,310, respectively, were retained by John Hancock Funds in 2005, 2006 and 2007,respectively. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended October 31, 2005, 2006 and 2007 were $31,890, $22,613 and $14,297, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $379,338, $246,308 and $126,553, respectively. The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended October 31, 2005, 2006 and 2007 were $5,171, $6,341 and $1,037, respectively.
Distribution Expenses
Mid Cap Equity Fund
For the fiscal year ended October 31, 2007, an aggregate of $676,937 of distribution expenses or 20% of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended October 31, 2007, an aggregate amount of $185,061 distribution expenses or 10.36% of the average net assets of the Class C shares of the Fund was not reimbursed or recovered by John Hancock Funds through receipt of deferred sales charges or 12b-1 fees.
Global Real Estate Fund
For the fiscal year ended October 31, 2007, an aggregate of $403,174 of distribution expenses or 1.88% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees. For the fiscal year ended October 31, 2007, an aggregate of $205,750 of distribution expenses or 1.53% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.
Technology Fund
For the fiscal year ended October 31, 2007, an aggregate of $9,973,416 of distribution expenses, or 18.54% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule12b-1 fees in prior periods. For the fiscal year ended October 31, 2007, an aggregate of $346,016 of distribution expenses, or 3.55% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule12b-1 fees.
About the Plans
The Funds’ Trustees adopted Distribution Plans with respect to each class of shares (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares of the Funds’ average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Funds’ average daily net assets attributable to each class of shares.
The distribution fees will be used to reimburse John Hancock Funds, LLC for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.
In the event that John Hancock Funds, LLC is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Funds do not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Funds because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Funds.
The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on such Plans.
Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Funds with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund’s outstanding shares of the applicable class upon 60 days’ written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Funds. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Funds.
Amounts paid to the John Hancock Funds by any class of shares of the Funds will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Funds as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Funds may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.
During the period ended October 31, 2007, the Funds paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund.

Expense Items

		Printing and			Interest,
		Mailing of			Carrying
		Prospectuses to New	Compensation to	Expenses of John	or Other Finance
Shares	Advertising	Shareholders	Selling Firms	Hancock Funds	Charges
Mid Cap Equity
Class A	$477	$34	$1,648	$21,227	$0
Class B	$4,665	$12	$1,583	$22,172	$0
Class C	$685	$17	$2,283	$10,432	$0
Global Real Estate
Class A	$7,282	$693	$43,603	$91,968	$0
Class B	$22,307	$470	$65,586	$142,607	$0
Class C	$7,363	$700	$44,090	$92,996	$0
Technology
Class A	$11,251	$585	$243,460	$148,627	$0
Class B	$14,440	$751	$312,457	$190,747	$0
Class C	$2,540	$132	$54,966	$33,556	$0

SALES COMPENSATION
As part of its business strategies, the Fund, along with the Distributor, pays compensation to Selling Firms that sell the Fund’s shares. These firms typically pass along a portion of this compensation to your broker or financial representative.
The two primary sources of Selling Firm compensation payments are (1)12b-1 fees that are paid out of the Fund’s assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under “Distribution Contracts”, “Initial Sales Charge on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this SAI. The portions of these expenses that are paid to Selling Firms are shown in the “First Year Broker or Other Selling Firm Compensation Chart”.
Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Fund, the Selling Firm receives a reallowance/payment/commission as described in the First Year Broker or Other Selling Firm Compensation Chart. The Selling Firm also receives the first year’s 12b-1 service fee at this time.
Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.
Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial

IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.
Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The funds’ principal distributor John Hancock Funds, LLC (“John Hancock Funds”) may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds’ efforts to promote the sale of the funds’ shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.
As of December 31, 2007, the following member firms of the Financial Industry Regulatory Authority (FINRA) (formerly, NASD) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.	A. G. Edwards & Sons, Inc.
AIG Financial Advisors, Inc.	Ameriprise Financial Services, Inc.
AIG American General Securities	AIG FSC Securities Corporation
AIG Royal Alliance Associates, Inc.	AXA Advisors, LLC
Berthel, Fisher & Co. Financial Services, Inc.	Centaurus Financial
Cambridge Investment Research	Citigroup Global Markets Inc.
Commonwealth Financial Network	CUSO Financial Services, L.P.
Fidelity Investments	Crown Capital Securities, L.P.
First Tennessee Brokerage, Inc.	E*Trade Clearing, LLC
H.D. Vest Investment Services	Ferris, Baker, Watts Incorporated
Girard Securities	ING Financial Partners, Inc.
Harbour Investments Inc.	ING Multi-Financial Securities Corporation
Huntington Investment, Co.	ING PrimeVest Financial Services, Inc.
ING Financial Network Investment Corp.	J.J.B. Hilliard, W. L. Lyons, Inc.
Investacorp, Inc.	Investment Professionals, Inc.
Janney Montgomery Scott LLC	LPL Linsco/Private Ledger Corp
John Hancock Financial Services	LPL Mutual Service Corporation

LPL Associated Securities Corporation	LPL Waterstone
LPL Uvest Financial Services Group, Inc.	NPH National Planning Corporation
Lincoln Financial Advisors Corporation	NPH Invest Financial Corporation
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	NPH Investment Center of America, Inc.
Morgan Stanley & Co., Incorporated	NPH SII Investments, Inc.
NFP Securities	Oppenheimer & Co., Inc.
Raymond Janes Financial Services	RBC Dain Rauscher Inc.
Raymond James & Associates, Inc.	Securities America, Inc,
Robert W. Baird & Co. Incorporated	Stifel, Nicolaus & Company, Incorporated
TD Waterhouse	Transamerica Financial Advisors
UBS Financial Services, Inc.	Wells Fargo Investments, LLC
Wachovia Securities, LLC

John Hancock Funds also has arrangements with intermediaries that are not members of the FINRA (formerly, NASD).
Regular Broker Dealers. The table below presents information regarding the securities of the Funds’ regular broker dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended October, 31, 2007:

Regular Broker Dealer	Holdings ($000s)

None	None
Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for John Hancock Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the funds.
The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, John Hancock Funds may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock Funds to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
John Hancock Funds, LLC and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.

First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	compensation
Class A investments	price) (1)	commission (2)	service fee (3)	(4)(5)

Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more

First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)

First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class I investments

All amounts	—	0.00%	0.00%	0.00% (7)

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial

ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. .For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears.

(4)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	John Hancock Funds may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the fund. This payment may be up to 0.15% of the amount invested.
CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class’s net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities may trade and the NAV of the Fund’s redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.
For purposes of calculating the net asset value (“NAV”) of the Fund’s shares, the following procedures are utilized wherever applicable.
Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.
Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).
Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Sub-Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.
If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.
Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund’s NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the closed of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if these has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the Fund.
INITIAL SALES CHARGE ON CLASS A SHARES
Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the “contingent deferred sales charge” or “CDSC”). The Trustees reserve the right to change or waive the Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund’s best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see “Combination and Accumulation Privileges” below).
In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privilege” below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.
Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charges (“CDSC”) to various individuals and institutions as follows:
•	A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

•	A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

•	Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

•	Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

•	Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock Funds back to the original account type from which it was converted.

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.
•	A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

•	Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group, Inc. (the “Princeton Retirement Group”) servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch financial consultant or the Princeton Retirement Group representative for further information.

•	Retirement plans investing through the PruSolutionssm program.

•	Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

•	Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%
As of July 15, 2004, no Class C shares paid a front-end sales charge.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.
Reducing Your Class A Sales Charges
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and all R share classes of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases.

The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge (“CDSC”) at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six year CDSC redemption period for Class B or one year CDSC redemption for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

• Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
• *Minus Appreciation ($12 - $10) x 100 shares	(200.00)
• Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)

• Amount subject to CDSC	$280.00

*	The appreciation is based on all 100 shares in the account not just the shares being redeemed.
Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:
*	Redemptions made pursuant to the Fund’s right to liquidate your account if you own shares worth less than $1,000.

*	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

*	Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.

*	Redemptions of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

*	Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group servicing programs offered in Class A, Class B and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.

*	Redemptions of Class A shares by retirement plans that invested through PruSolutionssm program.

*	Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.
*	Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*	Returns of excess contributions made to these plans.

*	Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401)k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code. Please see matrix for some examples.

Please see matrix for some examples.

401 (a) Plan (401
(k), MPP, PSP) 457
Type of	& 408 SEPs & Simple
Distribution	IRAs)	403 (b)	457	IRA, IRA Rollover	Non-retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions* or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.
SPECIAL REDEMPTIONS
Although it would not normally do so, the Funds have the right to pay the redemption price of shares of a Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Funds must redeem their shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund’s net asset value at the beginning of such period.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
If a retirement plan exchanges the plan’s Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.
Mid Cap Equity and Technology Fund: Investors may exchange Class I shares for Class I shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I fund.
Mid Cap Equity Fund and Technology Fund: Under certain circumstances, an investor who purchases Class I Shares in a Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in this SAI for information regarding taxation upon the redemption or exchange of shares of the Funds.
The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See “TAX STATUS”.
Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of a Fund’s shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Funds reserve the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:
The investments will be drawn on or about the day of the month indicated.
The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.
The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.
Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
The Funds may refuse any reinvestment request and may change or cancel their reinvestment policies at any time.
A redemption or exchange of a Fund’s shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of a Fund’s shares will be treated for tax purposes as described under the caption “TAX STATUS”.
Retirement plans participating in Merrill Lynch’s or the Princeton Retirement Group servicing programs:
Class A shares are available at net asset value for Merrill Lynch or the Princeton Retirement Group retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.
For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).
Section 403(b)(7) custodial accounts:
Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:

1)	The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The funds will require certain signed disclosure documentation in the event:

•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Funds for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Funds for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying shares of the Funds. This fee is paid by the Adviser, the Funds and/or John Hancock Funds, LLC (the Funds’ principal distributor).
DESCRIPTION OF THE FUNDS’ SHARES
The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized three series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Funds, designated as Class A, Class B, Class C and Class I shares (only Mid Cap Equity Fund and Technology Fund have Class I Shares).
The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of a Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Funds no longer issue share certificates. Shares are electronically recorded.
Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any other class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of a Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in the Funds’ prospectuses shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
Each Fund reserves the right to reject any application which conflicts with the Fund’s internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.
TAX STATUS
Each Fund, is treated as a separate entity for accounting and tax purposes and has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, each Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.
Each Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.
Distributions from a Fund’s current or accumulated earnings and profits (“E&P”) will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund’s “investment company taxable income,” they will be taxable as ordinary income; and if they are paid from a Fund’s “net capital gain,” they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.
Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor’s federal tax basis in a Fund’s shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.
If a Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to Federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an election to minimize its tax liability or maximize its return from these investments.
The Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds do not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Funds will deduct such taxes in determining the amount it has available for distribution to shareholders.

Foreign exchange gains and losses realized by the Funds in connection with certain transactions involving foreign currency-denominated debt securities, foreign currencies, foreign currency forward contracts, certain foreign currency options and futures contracts, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Funds’ investments in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Funds’ investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.
The amount of a Fund’s net realized capital gains, if any, in any given year will vary depending upon the Adviser’s current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and /or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor’s purchase of shares of a Fund, a portion of the purchase price is often attributed to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
Upon a redemption, or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor’s basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder’s tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.
Although its present intention is to distribute, at least annually, all net capital gain, if any, the Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Funds will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years’ capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his tax return for his taxable year in which the last day of the Fund’s taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.
For Federal income tax purposes, the Funds are permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Funds and, as noted above, would not be distributed as such to shareholders.
The Mid Cap Equity Fund has a $7,107,959 realized capital loss carryforward available to offset future net realized capital gains. The Fund’s carryforwards expire as follows: $6,962,951 on October 31, 2009 and $145,008 on October 31, 2010.
The Global Real Estate Fund has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
The Technology Fund has a $1,193,019,558 in capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. The Fund’s carryforwards expire as follows: $505,581,079 on October 31, 2009, $411,487,210 on October 31, 2010, $189,151,147 on October 31, 2011 and $86,800,122 on October 31, 2012.
If the Funds should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by each Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.
If the Funds should have dividend income that qualifies for the dividends-received deduction for corporations, they will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) a Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
For purposes of the dividends-received deduction available to corporations, dividends received by the Funds, if any, from U.S. domestic corporations in respect of the stock of such corporations held by a Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to a Fund’s shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.
The Funds are required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if a Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market or constructive sale rules applicable to certain options, futures, forward contracts, short sales or other transactions may also require the Funds to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Funds to obtain cash corresponding to their earnings or assets in those countries. However, each Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.
If the Funds have rental income or income from the disposition of real property acquired as a result of a default on, or other wise in connection with, the securities a Fund owns, the receipt of such income may adversely affect a Fund’s ability to retain its tax status as a regulated investment company. The Funds intend to avoid losing their status by disposing of any investments that produce these types of nonqualifying income as soon as practical.
A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.
The Funds will be required to report to the Internal Revenue Service (the “IRS”) all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of a Fund’s shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.
Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
Certain options, futures and forward foreign currency contracts undertaken by the Funds may cause the Funds to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Funds. Additionally, the Funds may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in a Fund’s portfolio. Also, certain of a Fund’s losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating a Fund’s taxable income or gain. Certain of these transactions may also cause a Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a Fund’s distributions to shareholders. A Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.
The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Funds may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.
Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds are effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and backup withholding on certain other payments from the Funds. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.
The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that provided a Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION
Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser’s or Sub-Adviser’s investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Funds’ trading practices and investments are reviewed periodically by the Sub-Adviser’s Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the officers of the Adviser and Trustees of the Trust who are interested persons of the Funds.
Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a “spread.” Investments in debt securities are generally traded on a “net” basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.
The Funds’ primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Funds’ trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute a Fund’s portfolio transactions. To the extent consistent with the foregoing, a Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Funds. The Adviser and Sub-Adviser have implemented policies and procedures (approved by the Funds’ board of Trustees) reasonably designed to ensure that the Funds’ selection of the broker-dealer is not influenced by considerations about the sales of shares of the Funds.
Where research is available for cash payments, the Adviser or Sub-Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustee that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. “Commissions”, as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.
The term “brokerage and research services” includes research services received from broker-dealers which supplement the Adviser’s or Sub-Adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of specialized consultations with the Adviser’s or Sub-Adviser’s personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.
Allocation of Brokerage in Connection with Research Services. During the fiscal year ended October 31, 2007, the subadviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the brokerage transactions of certain Funds to brokers because of research services provided. The following table indicates the Funds that entered into these transactions, the amount of these transactions and related commissions paid during this period. These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services. They do not include transactions and commissions involving brokers that provide proprietary research.

	Amount of Transactions to
Fund	Brokers Providing Research	Related Commissions
Mid Cap Equity Fund	$0	$0
Global Real Estate Fund	$483,940	$1,750
Technology Fund	$71,312,727	$133,907

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser’s or Sub-Adviser’s staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s or Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.
The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser’s research and analysis and that they improve the quality of the Adviser’s or Sub-Adviser’s investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by a Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Funds. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.
Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Funds or the Adviser or Sub-Adviser’s other clients.
In effecting portfolio transactions on behalf of the Funds and the Adviser’s and Sub-Adviser’s other clients, the Adviser and Sub-Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or “step-out”, a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser “stepped-out” would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of a Fund’s brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.
Mid Cap Equity Fund
For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $2,213, $2,433, and $8,204 respectively.
Global Real Estate Fund
For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $9,255, $69,337 and $85,711, respectively.
Technology Fund
For the fiscal years ended October 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $1,469,090, 749,046 and $377,040, respectively.
Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser (“Affiliated Brokers”). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.
The Adviser’s indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (“Signator” or an “Affiliated Broker”). The Adviser’s indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) (“JH Distributors” or “Affiliated Broker”).
Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.
For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc., P. O. Box 9510, Portsmouth, NH, 03802-9510, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Funds pay Signature Services monthly a fee which is based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account,$16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account plus certain out-of-pocket expenses. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares and 0.04% of average daily net assets attributable to Class I for the Mid Cap Equity Fund and Technology Fund. For Mid Cap Equity Fund, effective April 20, 2007, Signature Services agreed to limit the transfer agent fees on Class A, B and C shares to 0.30% of the Fund’s average daily net assets until May 31, 2008.
Prior to June 1, 2007, the Funds paid Signature Services monthly a fee which as based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account plus certain out-of pocket expenses. The Funds also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class A, Class B and Class C shares. The Mid Cap Equity Fund and Technology Fund also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class I shares.
Prior to January 1, 2006, the Funds paid Signature Services monthly a fee which as based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account plus certain out-of pocket expenses. The Funds also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class A, Class B and Class C shares. The Mid Cap Equity Fund and Technology Fund also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class I shares.
For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.
CUSTODY OF PORTFOLIO
Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm of the Fund is PricewaterhouseCoopers LLP, 125 High Street, Boston Massachusetts 02110. PricewaterhouseCoopers LLP audits and renders opinions on the Funds’ annual financial statements and reviews the Funds’ annual Federal income tax return.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Funds, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.

APPENDIX—A —DESCRIPTION OF INVESTMENT RISKS
MORE ABOUT RISK
A fund’s risk profile is largely defined by the fund’s primary securities and investment practices. You may find the most concise description of the fund’s risk profile in the prospectus.
A fund is permitted to utilize — within limits established by the trustees — certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the “Investment Objective and Policies” and “Investment Restrictions section of this SAI for a description of this Fund’s investment policies. The fund follows certain policies that may reduce these risks.
As with any mutual fund, there is no guarantee that the performance of the fund will be positive over any period of time.
TYPES OF INVESTMENT RISK
Correlation risk. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment)(e.g. short sales, financial futures and options; securities and index options, currency contracts).
Credit risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (e.g. borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade debt securities, options on securities and indices).
Currency risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment (e.g. foreign securities, futures and related options, currency contracts).
Extension risk. The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value.
Information risk. The risk that key information about a security or market is inaccurate or unavailable (e.g. non-investment-grade debt securities and foreign securities).
Interest rate risk. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values (e.g. non-investment-grade debt securities and financial futures and options; securities and index options).
Leverage risk. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value (e.g. borrowing; reverse repurchase agreements, short sales, when-issued securities and forward commitments, financial futures and options; securities and index options; currency contracts).

A-1

•	Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•	Speculative. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.
Liquidity risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like (e.g. short sales, when-issues securities and forward commitments, restricted and illiquid securities, financial futures and options; securities and index options, currency contracts).
Management risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. Common to all mutual funds.
Market risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them (e.g. short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, foreign securities, restricted and illiquid securities, financial futures and options; securities and index option).
Natural event risk. The risk of losses attributable to natural disasters, crop failures and similar events (e.g. foreign securities).
Opportunity risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments (e.g. short sales, when-issued securities and forward commitments, financial futures and options; securities and index options, currency contracts).
Political risk. The risk of losses directly attributable to government or political actions of any sort (e.g. foreign securities).
Prepayment risk. The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.
Valuation risk. The risk that a fund has valued certain of its securities at a higher price than it can sell them for (e.g. restricted, illiquid securities and non-investment-grade debt securities).

A-2

APPENDIX B
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
Moody’s Investors Service, Inc.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Standard & Poor’s Ratings Group
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Fitch Investors Service (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.

APPENDIX C
PROXY VOTING SUMMARIES OF THE ADVISER AND SUBADVISER
John Hancock Advisers, LLC
Proxy Voting Policies and Procedures

I.	Delegation of Proxy Voting to Subadvisers
A.	Delegation

B.	Proxy Voting Policies and Procedures

C.	Underlying Funds
II.	Material Conflicts of Interest

III.	Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting

IV.	Record. Disclosure of Proxy Voting Procedures
A.	Disclosure of Procedures in the Statement of Additional Information of the Trust

B.	Disclosure in Annual and Semi-Annual Report

C.	Filing of Proxy Voting Record on Form N-PX
Annual Approval of Proxy Voting Policies and Procedures * * *
I.	Delegation of Proxy Voting to Subadvisers
A.	Delegation

The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B.	Proxy Voting Procedures

Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio’s subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the

“Subadviser Proxy Voting Procedures”), are hereby incorporated into these policies and procedures by reference.
C.	Underlying Funds

With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust’s registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.
II.	Material Conflicts of Interest
If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust’s investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser’s proxy voting policies and procedures) when voting such proxies.
If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.
III.	Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures
A.	Disclosure of Policies and Procedures in the Statement of Additional Information

The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

B.	Disclosure in Annual and Semi-Annual Report
The Trusts shall disclose in their annual and semi-annual shareholder reports that:
a)	a description of the Trusts’ proxy voting policies and procedures and

b)	the Trusts’ proxy voting record for the most recent 12 month period ending June 30th, are available:
1.	on the SEC’s website, and

2.	without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
C.	Filing of Proxy Voting Record on Form N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.
IV.	Annual Approval of Proxy Voting Procedures
The Trusts’ proxy voting policies and procedures shall be re-approved by the Trusts’ Boards of Trustees at least annually.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)
formerly known as Sovereign Asset Management LLC
Proxy Voting Summary
We believe in placing our clients’ interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients’ holdings, to ensure that they maintain their potential to produce results for investors.
As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients’ investments.
Currently, MFC Global (U.S.) manages open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, MFC Global (U.S.) makes the final decision as to how to vote our clients’ proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, MFC Global (U.S.) will vote proxies for ERISA clients.
In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how MFC Global (U.S.) votes proxies. MFC Global (U.S.)’s clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.
MFC Global (U.S.) has hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.
In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.
Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines
Board of Directors
We believe good corporate governance evolves from an independent board.
We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee’s qualifications. We will support management’s ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.
We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.
In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders’ interests. We believe that this is necessary to attract qualified board members.
Selection of Auditors
We believe an independent audit committee can best determine an auditor’s qualifications.
We will vote for management proposals to ratify the board’s selection of auditors, and for proposals to increase the independence of audit committees.
Capitalization
We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.
In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants.
Acquisitions, mergers and corporate restructuring
Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.
Corporate Structure and Shareholder Rights
In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders’ right to: call a special meeting and to eliminate a shareholders’ right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.
Equity-based compensation
Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders’ interests.
We will vote against the adoption or amendment of a stock option plan if:
•	the compensation committee is not fully independent;

•	plan dilution is more than 10% of outstanding common stock;

•	the company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval;

•	the option is not premium priced or indexed, or does not vest based on future performance.
With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
•	the plan allows stock to be purchased at less than 85% of fair market value;

•	this plan dilutes outstanding common equity greater than 10%;

•	all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity;

•	the potential dilution from all company plans is more than 85%.
With respect to director stock incentive/option plans, we will vote against management if:
•	the minimum vesting period for options or time lapsing restricted stock is less than one year;

•	the potential dilution for all company plans is more than 85%.
Other Business
For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
•	change the company name;

•	approve other business;

•	adjourn meetings;

•	make technical amendments to the by-laws or charters;

•	approve financial statements;

•	approve an employment agreement or contract.
Shareholder Proposals
Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company’s proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:
•	calling for shareholder ratification of auditors;

•	calling for auditors to attend annual meetings;

•	seeking to increase board independence;

•	requiring minimum stock ownership by directors;

•	seeking to create a nominating committee or to increase the independence of the nominating committee;

•	seeking to increase the independence of the audit committee.

Corporate and social policy issues
We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.
Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)
formerly known as Sovereign Asset Management LLC
Proxy Voting Procedures
The role of the proxy voting service
MFC Global (U.S.) has hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by MFC Global (U.S.). When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.
The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of MFC Global (U.S.). When a question arises regarding how a proxy should be voted the coordinator contacts the firm’s investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm’s Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.
The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds’ investment adviser. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.
Conflicts of interest
Conflicts of interest are resolved in the best interest of clients.
With respect to potential conflicts of interest, proxies will be voted in accordance with MFC Global (U.S.)’s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the MFC Global (U.S.) Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund’s board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when MFC Global (U.S.) must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX D
John Hancock Funds
Description of Portfolio Holdings Disclosure Policy
General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund’s portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund’s policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund’s holdings to any person.
The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer (“CCO”) the responsibility for monitoring the use of nonpublic information and the fund’s and the Adviser’s compliance with this policy.
The following defined terms are used in the policy and this summary.
Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.
“Affiliated Persons” are: (a) persons affiliated with the Funds, (b) the Funds’ investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser’s ultimate parent, Manulife Financial Corporation (“MFC”) or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Funds’ custodian and (f) the Funds’ certified public accountants.
“Nonaffiliated Persons” is any person who is not an Affiliated Person.
Public Disclosure. The Funds’ portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:
(1)	On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition.

(2)	The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date; number of holdings; turnover; attribution analysis; average credit quality rating; duration for bond funds; currency exposure and currency hedging; AMT exposure; portfolio characteristics.

(3)	With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity.
The information referenced in (1), (2), and (3) above will be available on the funds’ website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.
Disclosure of Portfolio Holdings to Nonaffiliated Persons
Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.
Rating Organizations. Nonpublic Information regarding portfolio holdings is provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. This information is typically provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.
Risk Management, Attribution, Portfolio Analysis Tools. Nonpublic Information regarding portfolio holdings is provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. This information is typically provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.
Proxy Voting Services. Nonpublic Information regarding portfolio holdings is provided to ISS, the fund’s proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund’s portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund’s proxy voting policy. The fund expects that it will continue to provide ISS with such information.
Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund’s portfolio holdings in order to provide the contracted services to the fund.
Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.
Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the “CCO”). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.
Disclosure of Portfolio Holdings to Affiliated Persons
The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.
In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.
Resolution of Conflicts of Interest
If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic

Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.
Changes to Policy
Any material changes to this policy must be approved by the Fund’s Board of Trustees.
Reports to the Trust’s Board of Trustees
The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.
Applicability of Policy to a Fund’s Adviser and Subadvisers
This policy shall apply to the Fund’s Adviser and each of its subadvisers as applicable.
Appendix A
I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds’ investment adviser, or the Fund’s principal underwriter, John Hancock Funds, LLC.
II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.
III. Employees* of the Funds’ custodian who provide services to the Funds.
IV. Employees* and partners of a Fund’s certified public accounting firm who provide services to the Fund.
V. Employees* and partners of a Fund’s legal counsel who provides services to the Fund.

*     Includes temporary employees

FINANCIAL STATEMENTS
The financial statements listed below are included in the Fund’s 2007 Annual Report to Shareholders for the year ended October 31, 2007; (filed electronically on December 28, 2007, accession number 0001010521-07-0000902) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Series Trust (file nos. 811-3392 and 2-75807).
John Hancock Series Trust
John Hancock Mid Cap Equity Fund
John Hancock Global Real Estate Fund
John Hancock Technology Fund
Statement of Assets and Liabilities as of October 31, 2007.
Statement of Operations for the period ended October 31, 2007.
Statement of Changes in Net Asset for the two year period then ended October 31, 2007.
Notes to Financial Statements.
Financial Highlights for each of the five year periods ended October 31, 2007.
Schedule of Investments as of October 31, 2007.
Report of Independent Registered Public Accounting Firm.

F-1

JOHN HANCOCK SERIES TRUST
PART C
OTHER INFORMATION
Item 23. Exhibits:
The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.
Item 24. Persons Controlled by or under Common Control with Registrant.
No person is directly or indirectly controlled by or under common control with Registrant.
Item 25. Indemnification.
Indemnification provisions relating to the Registrant’s Trustees, officers, employees and agents is set forth in Article IV of the Registrant’s Declaration of Trust included as Exhibit 1 herein.
Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC (“John Hancock Funds”) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.
Section 9(a) of the By-Laws of John Hancock Life Insurance Company (“the Insurance Company”) provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.
Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC (“the Adviser”) provide as follows:
“Section 5.06. Indemnity.”
1.01 Indemnification and Exculpation.
(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.
(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or

Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an “Indemnitee”), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.
(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.
(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys’ fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.
(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.
(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question (“Disinterested Directors”), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.
(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.
Item 26. Business and Other Connections of Investment Advisers.
See “Fund Details” in the Prospectuses and “Investment Advisory and Other Services” in the Statement of Additional Information for information regarding the business of the Adviser and the Subadviser. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and the Subadviser, reference is made to the respective Form ADV, as amended, (801-8124) filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

Item 27. Principal Underwriters.
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.
(b) The following table lists, for each director and officer of John Hancock Funds, LLC, the information indicated.

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
James R. Boyle	Chairman and Director	Trustee
601 Congress St.
Boston, Massachusetts

Keith F. Hartstein 601 Congress Street Boston, Massachusetts	Director, President and Chief Executive Officer	President and Chief Executive Officer

John G. Vrysen 601 Congress Street Boston, Massachusetts	Director, Executive Vice President and Chief Operating Officer	Executive Vice President and Chief Operating Officer

Charles A Rizzo 601 Congress Street Boston, Massachusetts	None	Chief Financial Officer

Arthur E. Creel 601 Congress St. Boston, Massachusetts	Senior Vice President	None

Bruce R. Speca 601 Congress St. Boston, Massachusetts	None	Senior Vice President, Investments

Andrew G. Arnott 601 Congress St. Boston, Massachusetts	Senior Vice President	Vice President

Robert M. Boyda 601 Congress St. Boston, Massachusetts	None	Senior Vice President, Investments

John J. Danello 601 Congress St. Boston, Massachusetts	Vice President and Chief Legal Officer	Vice President, Law

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
Steven E. Medina 601 Congress St. Boston, Massachusetts	None	Vice President, Investments

Thomas M. Kinzler 601 Congress St. Boston, Massachusetts	Secretary	Secretary and Chief Legal Officer

Jeffrey H. Long 601 Congress St. Boston, Massachusetts	Chief Financial Officer	None

Howard Cronson 601 Congress Street Boston, Massachusetts	Vice President and Assistant Treasurer	None

Peter Levitt 200 Bloor Street Toronto, Ontario	Treasurer	None

Gordon M. Shone 601 Congress St. Boston, Massachusetts	None	Treasurer

Michael J. Mahoney 601 Congress St. Boston, Massachusetts	Chief Compliance Officer	None

Frank V. Knox 601 Congress St. Boston, Massachusetts	None	Chief Compliance Officer
(c) None.
Item 28. Location of Accounts and Records
The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805 and by MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC) at its principal executive offices at 101 Huntington Avenue, Boston, MA 02199. Certain records, including records relating to Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant’s Transfer Agent and Custodian.
Item 29. Management Services
Not applicable.
Item 30. Undertakings
(a) Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 27th day of February, 2008.

JOHN HANCOCK SERIES TRUST

By: *

Keith F. Hartstein
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	President and Chief Executive Officer

Keith F. Hartstein

*	Executive Vice President and Chief Operating Officer and Chief Operating Officer

John G. Vrysen

	Treasurer	February 27, 2008
/s/Gordon M. Shone	(Chief Accounting Officer)

Gordon M. Shone

*	Trustee

James R. Boyle

*	Interim Chairman and Trustee

James F. Carlin

*	Trustee

William H. Cunningham

*	Trustee

Charles L. Ladner

*	Trustee

John A. Moore

Signature	Title	Date
*	Trustee

Patti McGill Peterson

*	Trustee

Steven R. Pruchansky

*By:	/s/Alfred P. Ouellette	February 27, 2008
Alfred P. Ouellette
Attorney-in-Fact, under Power of Attorney dated September 11, 2007
C-5

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Institutional Series Trust	33-86102	811-8852
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932

CLOSED END FUND	1933 Act Number	1940 Act Number
John Hancock Bank and Thrift Opportunity Fund	—	811-8568
John Hancock Income Securities	—	811-4186
John Hancock Investors Trust	—	811-4173
John Hancock Patriot Premium Dividend Fund II	—	811-05908
John Hancock Patriot Select Dividend Trust	—	811-06107
John Hancock Preferred Income Fund	333-100531	811-21131
John Hancock Preferred Income Fund II	333-101956	811-21202
John Hancock Preferred Income Fund III	333-102734	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	333-108102	811-21416
POWER OF ATTORNEY
     The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and under the Securities Act of 1933, as amended (the “1933 Act”), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 11th day of September, 2007.

/s/James R. Boyle	/s/John A. Moore
James R. Boyle, as Trustee	John A. Moore, as Trustee

/s/James F. Carlin	/s/Patti McGill Peterson

James F. Carlin, as Trustee	Patti McGill Peterson, as Trustee

/s/William H. Cunningham	/s/Steven R. Pruchansky

William H. Cunningham, as Trustee	Steven R. Pruchansky, as Trustee

/s/Ronald R. Dion	/s/Charles A. Rizzo

Ronald R. Dion, as Chairman and Trustee	Charles A. Rizzo, as Chief Financial Officer

/s/Keith F. Hartstein	/s/John G. Vrysen

Keith F. Hartstein, as President and Chief Executive Officer	John G. Vrysen, as Chief Operating Officer

/s/Charles L. Ladner
Charles L. Ladner, as Trustee

John Hancock Series Trust
(File no. 2-75807)
INDEX TO EXHIBITS

99. (a)	Articles of Incorporation. Amended and Restated Declaration of Trust dated March 8, 2005. ### ##

99.(a).1	Amendment effective July 1, 2005, to Declaration of Trust dated March 8, 2005 regarding change of address of principal place of business.### ###

99.(a).2	Amendment, effective December 10, 2007, to the Amended and Restated Declaration of Trust and Section 5.11 dated March 5, 2005 to reflect the change of the name of John Hancock Real Estate Fund to John Hancock Global Real Estate Fund. ### ### #

99. a).3	Amendment, effective June 6, 2006, to the Amended and Restated Declaration of Trust and Section 5.11dated March 5, 2005 regarding the abolishment of the John Hancock Small Cap Growth Fund. +

99. a).4	Amendment, effective May 25, 2007, to the Amended and Restated Declaration of Trust and Section 5.11dated March 5, 2005 regarding the abolishment of the John Hancock Focused Equity Fund. +

99. a).5	Amendment, effective December 28, 2007, to the Amended and Restated Declaration of Trust and Section 5.11dated March 5, 2005 regarding the abolishment of the John Hancock Multi Cap Growth Fund. +

99. (b)	By-Laws. Amended and Restated By-Laws dated March 8, 2005. ### ##

99. (c)	Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99. (d)	Investment Advisory Contracts. Investment Management Contract between John Hancock Global Technology (name changed to Technology Fund) and John Hancock Advisers, Inc. dated December 2, 1996.***

99.(d).1	Letter terminating the Sub-Advisory Agreement between John Hancock Advisors, LLC, John Hancock Global Technology (name changed to Technology Fund) and American Fund Advisors, Inc. dated March 21, 2005.### ##

99.(d).2	Amendment to Investment Management Contract between John Hancock Series Trust on behalf of Global Technology Fund (name changed to Technology Fund) and John Hancock Advisers, Inc. effective 7/1/99.*******

99.(d).3	Investment Management Contract between John Hancock Series Trust on behalf of John Hancock Real Estate Fund (name changed to John Hancock Global Real Estate Fund) and John Hancock Advisers, Inc. effective November 1, 1999.*******

99.(d).4	Amendment to Investment Management Contract between John Hancock Series Trust on behalf of John Hancock Real Estate Fund (name changed to John Hancock Global Real Estate Fund) and John Hancock Advisers, Inc. effective July 1, 2005.### ##

99.(d).5	Investment Management Contract between John Hancock Series Trust on behalf of John Hancock Mid Cap Equity Fund and John Hancock Advisers, LLC effective August 4, 2003.###

99.(d).6	Sub-Advisory Agreement between John Hancock Advisers, LLC, John Hancock Series Trust and MFC Global Investment Management (U.S.), LLC (formerly, Sovereign Asset Management LLC) dated December 31, 2005.### ##

99. (e)	Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. and the Registrant dated December 2, 1996. ***

99. (e).1	Form of Soliciting Dealer Agreement between John Hancock Funds, Inc. and Selected Dealers.###

99. (e).2	Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock Funds.*

99. (e).3	Amendment to Distribution Agreement dated November 1, 1999 to add John Hancock Real Estate Fund (name changed to John Hancock Global Real Estate Fund)*******

99. (e).4	Amendment to Distribution Agreement dated December 2, 1996 to add John Hancock Mid Cap Equity Fund.###

99. (e).5	Form of the Amendment to John Hancock Funds, LLC Selling Agreement.### ##

99. (f)	Bonus or Profit Sharing Contracts. Not Applicable.

99. (g)	Custodian Agreements. Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001. ##

99. (g).1	Custody Agreement between the Registrant and Bank of New York dated August 4, 2003.###

99. (h)	Other Material Contracts. Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 2007. +

99. (h).1	Accounting and Legal Services Agreement.**

99. (h).2	Amended and Restated Master Trust Agency and Service Agreement dated June 1, 1999.******

99.(h).3	Service Agreement between Charles Schwab & Co., Inc. and John Hancock Global Technology Fund (name changed to John Hancock Technology Fund), Class A and John Hancock Funds, Inc. and John Hancock Signature Services, Inc.#

99. (h).4	Amendment to the Accounting and Legal Services Agreement dated March 8, 2005.### ##

99. (i)	Legal Opinion.+

99. (j)	Auditor’s Consent.+

99. (k)	Omitted Financial Statements. Not Applicable.

99. (l)	Initial Capital Agreements. Not Applicable.

99 (m)	Rule 12b-1 Plans. Class A Distribution Plans between Global Technology Fund (name changed to Technology Fund), Emerging Growth Fund (name changed to Small Cap Growth Fund) and John Hancock Funds, Inc. dated December 2, 1996.***

99.(m).1	Class B Distribution Plans between John Hancock Global Technology Fund (name changed to Technology Fund) and John Hancock Funds, Inc. dated December 2, 1996.***

99.(m).2	Class C Distribution Plans between John Hancock Global Technology Fund (name changed to John Hancock Technology Fund) and John Hancock Funds, Inc. dated March 1, 1999.*****

99.(m).3	Classes A, B, and C Distribution Plans between John Hancock Real Estate Fund (name changed to John Hancock Global Real Estate Fund) and John Hancock Funds, Inc. dated November 1, 1999.*******

99.(m).4	Classes A, B, and C Distribution Plans between John Hancock Mid Cap Equity Fund and John Hancock Funds, LLC dated August 4, 2003.###

99. (n)	Not Applicable.

99. (o)	Rule 18f-3 Plan. John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 Registrant.****

99. (o).1	Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and Class I Multiple Class Plan pursuant to Rule 18f-3 for The Registrant.### #

99. (p)	Code of Ethics. Between John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock Distributors, LLC and each John Hancock open-end and closed-end fund dated January 1, 2008. +

99.(p).1	Code of Ethics for the Independent Directors/Trustees of the John Hancock Funds dated December 6, 2005. ### ###

99. (p).2	Code of Ethics. MFC Global Investments (U.S.), LLC and each John Hancock open-end and closed-end fund dated March 1, 2008. +

*	Previously filed electronically with Registration Statement and/or post-effective amendment no. 24 file nos. 811-3392 and 2-75807 on April 26, 1995, accession number0000950135-95-001000.

**	Previously filed electronically with Registration Statement (John Hancock Series, Inc.) and/or post-effective amendment no. 22 file nos. 811-5254 and 33-16048 on April 29, 1995, accession number 0001010521-96-000044.

***	Previously filed electronically with Registration Statement and/or post-effective amendment no. 28 file nos. 811-3392 and 2-75807 on February 26, 1997, accession number 0001010521-97-000222.

****	Previously filed electronically with Registration Statement and/or post-effective amendment no. 31 file nos. 811-3392 and 2-75807 on December 21, 1998, accession number 0001010521-98-000399.

*****	Previously filed electronically with Registration Statement and/or post-effective amendment no. 33 file nos. 811-3392 and 2-75807 on March 16, 1999, accession number 0001010521-99-000164.

******	Previously filed electronically with Registration Statement and/or post-effective amendment no 34 file nos. 811-3392 and 2-75807 on June 4, 1999, accession no. 0001010521-99-000317.

*******	Previously filed electronically with Registration Statement and/or post-effective amendment no.37 file nos. 811-3392 and 2-75807 on October 25, 1999, accession no. 0001010521-99-000364.

#	Previously filed electronically with Registration Statement and/or post-effective amendment no.42 file nos. 811-3392 and 2-75807 on December 13, 2000, accession number 0001010521-00-000480.

##	Previously filed electronically with Registration Statement and/or post-effective amendment no. 44 file nos. 811-3392 and 2-75807 on December 27, 2001, accession number 0001010521-01-500305.

###	Previously filed electronically with Registration Statement and/or post-effective amendment no.49 file nos. 811-3392 and 2-75807 on May 1, 2004, accession no. 0001010521-04-000075.

####	Previously filed electronically with Registration Statement and/or post-effective amendment no. 50 file nos. 811-3392 and 2-75807 on March 1, 2005, accession no. 0001010521-05-000071.

#####	Previously filed electronically with Registration Statement and/or post-effective amendment no. 51 file nos. 811-3392 and 2-75807 on March 1, 2006, accession no. 0001010521-06-000148.

### ###	Previously filed electronically with Registration Statement and/or post-effective amendment number 52 file nos. 811-3392 and 2-75807 on February 26, 2007, accession number 0001010521-07-000194.

### ### #	Previously filed electronically with Registration Statement and/or post-effective amendment no. 53 file nos. 811-3392 and 2-75807 on December 21, 2007, accession no. 0000928816-07-001800.

### ### ##	Previously filed electronically with Registration Statement and/or post-effective amendment no. 53 file nos. 811-3392 and 2-75807 on February 21, 2008, accession no. 0001145443-08-000411.

+	Filed herewith